Cover	Jan. 07, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jan. 07, 2021
Entity Central Index Key	0000010254
Entity Registrant Name	EARTHSTONE ENERGY, INC.
Amendment Flag	true
Amendment Description	As previously disclosed in its Current Report on Form 8-K filed on January 13, 2021 (the “Prior 8-K”) with the U.S. Securities and Exchange Commission (the “SEC”), on January 7, 2021, Earthstone Energy, Inc. (“Earthstone” or the “Company”), Earthstone Energy Holdings, LLC, a subsidiary of the Company (“EEH” and collectively with Earthstone, the “Buyer”), Independence Resources Holdings, LLC (“Independence”), and Independence Resources Manager, LLC (“Independence Manager” and collectively with Independence, the “Seller”) consummated the transactions (the “Acquisition”) contemplated in the Purchase and Sale Agreement dated December 17, 2020 (the “Purchase Agreement”) by and among Earthstone, EEH, Independence and Independence Manager.The Company is filing this amendment to the Prior 8-K for the purpose of providing (i) the audited consolidated financial statements of Independence as of and for the years ended December 31, 2019 and 2018, (ii) the unaudited interim condensed consolidated financial statements of Independence as of and for the nine months ended September 30, 2020, and (iii) the unaudited pro forma financial statements giving effect to the Acquisition.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35049
Entity Tax Identification Number	84-0592823
Entity Address, Address Line One	1400 Woodloch Forest Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
City Area Code	281
Local Phone Number	298-4246
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 par value per share
Trading Symbol	ESTE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false